Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
REVENUES:
Voyage and time charter revenues (including amortization of market acquired time charters)	$ 87,311	$ 28,189
Total Revenues (Notes 4, 8, 16, 18)	87,311	28,189
OPERATING EXPENSES / (INCOME):
Voyage expenses (Note 4)	12,247	6,629
Vessels operating expenses	38,660	23,686
Depreciation (Note 7)	13,974	3,102
Impairment loss, (gain)/loss from sale of vessels and other (Notes 7, 8)	(5,109)	300
General and administrative expenses (Note 4)	14,781	15,795
Other, net	(365)	(12)
Operating income/ (loss)	13,123	(21,311)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Notes 4, 17)	(9,595)	(5,742)
Interest income	790	1,033
Other, net	33	(311)
Total other expenses, net	(8,772)	(5,020)
INCOME / (LOSS) BEFORE INCOME TAXES	4,351	(26,331)
Income taxes (Note 20)	(2)	(20)
NET INCOME / (LOSS)	4,349	(26,351)
NET INCOME / (LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	4,349	(26,351)
NET INCOME / (LOSS) ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 19)	$ 4,349	$ (26,351)
EARNINGS / (LOSSES) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 19)	$ 0.04	$ (108.25)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 19)	102,123,365	243,433
Dividends declared per share (Note 13)	$ 0.05	$ 26.76